Cover	Nov. 17, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2021
Entity File Number	001-39954
Entity Registrant Name	Clarim Acquisition Corp.
Entity Central Index Key	0001831937
Entity Tax Identification Number	85-3812991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	245 Fifth Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(917)
Local Phone Number	636-7925
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	CLRMU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLRM
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	CLRMW
Security Exchange Name	NASDAQ